Segment Information	6 Months Ended
Jun. 30, 2021
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Segment Information
19.	SEGMENT INFORMATION
The Company organizes its operations into one reportable segment. The Chief Executive Officer, who is our Chief Operating Decision Maker (“CODM”), reviews financial information and makes decisions about resource allocation based on the Company’s responsibility to deliver high quality primary medical care services to the Company’s patient population. For the periods presented, all of the Company’s revenues were earned in the United States, and all of the Company’s long lived assets were located in the United States.